Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Asset held for sale and discontinued operations [line items]
Assets		$ 187	$ 839
Liabilities		6	37
Net assets		181	802
White cement assets in Spain [member]
Asset held for sale and discontinued operations [line items]
Assets		107	106
Net assets		107	106
Kosmos' assets in the United States [member]
Asset held for sale and discontinued operations [line items]
Assets			457
Liabilities			14
Net assets			443
Assets in the United Kingdom [member]
Asset held for sale and discontinued operations [line items]
Assets			229
Liabilities			23
Net assets			206
Other assets held for sale [member]
Asset held for sale and discontinued operations [line items]
Assets	[1]	80	47
Liabilities	[1]	6
Net assets	[1]	$ 74	$ 47

[1]	In 2020, includes assets and liabilities of $26 and $6, respectively, associated with a committed sale of certain assets in France negotiated in December 2020.